Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000251727 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000251727 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
C000251727 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000251727 [Member] | Thomson Reuters Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000251727 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
C000251727 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
C000251727 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000251727 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000251727 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1]
C000251727 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
C000251727 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000251727 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
C000251727 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[1]
C000251727 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000251727 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[1]
C000251727 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000251728 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000251728 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000251728 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[2]
C000251728 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[2]
C000251728 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000251728 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[2]
C000251728 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[2]
C000251728 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[2]
C000251728 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000251728 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000251728 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[2]
C000251728 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000251728 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	71.50%	[2]
C000251728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000251728 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[2]
C000249930 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[3]
C000249930 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000249930 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[3]
C000249930 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[3]
C000249930 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
C000249930 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[3]
C000249930 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000249930 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000249930 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
C000249930 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000249930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[3]
C000249930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[3]
C000249930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%	[3]
C000249930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[3]
C000249930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
C000249930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[3]
C000249930 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000249930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000249928 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000249928 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[4]
C000249928 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000249928 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[4]
C000249928 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000249928 [Member] | SPDR S And P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[4]
C000249928 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[4]
C000249928 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[4]
C000249928 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[4]
C000249928 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[4]
C000249928 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[4]
C000249928 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[4]
C000249928 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[4]
C000249928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[4]
C000249928 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[4]
C000249928 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[4]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.